Investment Objectives and Goals - Nomura ETF Trust II	Aug. 31, 2025
Nomura Strategic Income ETF
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Nomura Strategic Income ETF seeks high current income and, secondarily, long-term total return.
Nomura Small and Mid Cap ETF
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Small and Mid Cap ETF seeks to provide capital appreciation.